Commitments and Contingencies (Details) - Schedule of Rent Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies (Details) - Schedule of Rent Expense [Line Items]
Rent expense	$ 268	$ 233	$ 755	$ 676
Research and development [Member]
Commitments and Contingencies (Details) - Schedule of Rent Expense [Line Items]
Rent expense	219	211	619	581
Selling, general, and administrative [Member]
Commitments and Contingencies (Details) - Schedule of Rent Expense [Line Items]
Rent expense	$ 49	$ 22	$ 136	$ 95